Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Total equity excluding non-controlling interests [member]	Called up share capital and share premium [member]	Other equity instruments [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning Balance, equity at Dec. 31, 2017	£ 63,866		£ 61,755	£ 22,045	£ 8,941	£ 5,247	£ 25,522	£ 2,111
Profit after tax	2,583		2,349	0	752	0	1,597	234
Currency translation movements	834	[1]	834	0	0	834	0	0
Fair value through other comprehensive income reserve	(486)		(486)	0	0	(486)	0	0
Cash flow hedges	(501)		(501)	0	0	(501)	0	0
Retirement benefit remeasurements	313		313	0	0	0	313	0
Own credit reserve	58		58	0	0	58	0	0
Other	30		30	0	0	0	30	0
Total comprehensive income for the year	2,831		2,597	0	752	(95)	1,940	234
Issue of new ordinary shares	88		88	88	0	0	0	0
Employee share schemes and hedges thereof	500		500	51	0	0	449	0
Capital reorganisation	0		0	(17,873)	0	0	17,873
Issue and exchange of other equity instruments	384		384	0	692	0	(308)	0
Other equity instruments coupons paid	(752)		(752)	0	(752)	0	0	0
Redemption of preference shares, value	(2,041)		(732)	0	0	0	(732)	(1,309)
Debt to equity reclassification	419		0	0	0	0	0	419
Increase in treasury shares	(267)		(267)	0	0	(267)	0	0
Vesting of shares under employee share schemes	(267)		(267)	0	0	(267)	0	0
Dividends paid	(231)		(231)	0	0	268	(499)	0
Other reserve movements	(16)		(18)	0	(1)	0	(17)	2
Ending Balance, equity at Dec. 31, 2018	63,779		62,556	4,311	9,632	5,153	43,460	1,223
Profit after tax	3,354		3,274	0	813	0	2,461	80
Currency translation movements	(544)	[1]	(544)	0	0	(544)	0	0
Fair value through other comprehensive income reserve	71		71	0	0	71	0	0
Cash flow hedges	342		342	0	0	342	0	0
Retirement benefit remeasurements	(194)		(194)	0	0	0	(194)	0
Own credit reserve	(252)		(252)	0	0	(252)	0	0
Other	16		16	0	0	0	16	0
Total comprehensive income for the year	2,793		2,713	0	813	(383)	2,283	80
Issue of new ordinary shares	182		182	182	0	0	0	0
Employee share schemes and hedges thereof	579		579	101	0	0	478	0
Issue and exchange of other equity instruments	832		832	0	1,238	0	(406)	0
Other equity instruments coupons paid	(813)		(813)	0	(813)	0	0	0
Increase in treasury shares	(224)		(224)	0	0	(224)	0	0
Vesting of shares under employee share schemes	(190)		(190)	0	0	214	(404)	0
Dividends paid	(1,281)		(1,201)	0	0	0	(1,201)	(80)
Other reserve movements	3		(5)	0	1	0	(6)	8
Ending Balance, equity at Dec. 31, 2019	65,660		64,429	4,594	10,871	4,760	44,204	1,231
Profit after tax	2,461		2,383	0	857	0	1,526	78
Currency translation movements	(473)	[1]	(473)	0	0	(473)	0	0
Fair value through other comprehensive income reserve	192		192	0	0	192	0	0
Cash flow hedges	573		573	0	0	573	0	0
Retirement benefit remeasurements	(111)		(111)	0	0	0	(111)	0
Own credit reserve	(581)		(581)	0	0	(581)	0	0
Other	5		5	0	0	0	5	0
Total comprehensive income for the year	2,066		1,988	0	857	(289)	1,420	78
Employee share schemes and hedges thereof	346		346	43	0	0	303	0
Issue and exchange of other equity instruments	98		256	0	311	0	(55)	(158)
Other equity instruments coupons paid	(857)		(857)	0	(857)	0	0	0
Increase in treasury shares	(207)		(207)	0	0	(207)	0	0
Vesting of shares under employee share schemes	(150)		(150)	0	0	197	(347)	0
Dividends paid	(79)		0	0	0	0	0	(79)
Other reserve movements	5		(8)	0	(10)	0	2	13
Ending Balance, equity at Dec. 31, 2020	£ 66,882		£ 65,797	£ 4,637	£ 11,172	£ 4,461	£ 45,527	£ 1,085

[1]	Includes £ 17 m gain ( 2019 : £ 15 m gain ; 2018 : £ 41 m loss ) on recycling of currency translation differences.